Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 5) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Entitiees [Member] | Country Of Brazil [Member] | Oil And Gas Producing Activities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,873	10,423	9,816
Extensions and discoveries		233
Revisions of previous estimates	1,326	1,260	1,983
Sales of reserves		(155)	(523)
Production for the year	(859)	(888)	(852)
Ending balance	11,341	10,873	10,423
Consolidated Entitiees [Member] | Country Of Brazil [Member] | Synthetics Oil 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			13
Sales of reserves			(12)
Production for the year			(1)
Consolidated Entitiees [Member] | South America One [Member] | Oil And Gas Producing Activities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	31	33	33
Extensions and discoveries	1	3
Revisions of previous estimates	4	(1)	3
Production for the year	(4)	(4)	(4)
Ending balance	32	31	33
Consolidated Entitie 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,904	10,455	9,862
Extensions and discoveries	1	236
Revisions of previous estimates	1,330	1,259	1,986
Sales of reserves		(155)	(536)
Production for the year	(863)	(892)	(857)
Ending balance	11,372	10,904	10,455
Equity Method Investeee [Member] | North America One [Member] | Oil And Gas Producing Activities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	17	17	18
Revisions of previous estimates	(1)	2	3
Sales of reserves			(1)
Production for the year	(3)	(2)	(3)
Ending balance	14	17	17
Equity Method Investees 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	10,921	10,473	9,880
Extensions and discoveries	2	237
Revisions of previous estimates	1,329	1,262	1,989
Sales of reserves		(155)	(536)
Production for the year	(865)	(894)	(860)
Ending balance	11,386	10,921	10,473